Supplement Dated August 29, 2017

To the

Prospectus Dated May 1, 2017

For the

Farmers LifeAccumulator

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company (“FNWL”)

This Supplement updates certain information in your variable life insurance policy (“Policy”) Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Investment Objectives of the Portfolios

Effective May 2, 2017, the following investment adviser and subadviser changes were made:

1.	The investment adviser for Principal PVC Equity Income Account is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

2.	The investment adviser for Principal SAM Balanced Portfolio is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

3.	The investment adviser for Principal SAM Conservative Balanced Portfolio is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

4.	The investment adviser for Principal SAM Conservative Growth Portfolio is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

5.	The investment adviser for Principal SAM Flexible Income Portfolio is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

6.	The investment adviser for Principal SAM Strategic Growth Portfolio is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

7.	The investment adviser for Principal PVC Capital Appreciation Account is now Principal Global Investors, LLC. Edge Asset Management, Inc. is no longer the subadviser for the fund.

8.	The investment adviser for Principal PVC LargeCap Growth Account is now Principal Global Investors, LLC.

9.	The investment adviser for Principal PVC Diversified International Account is now Principal Global Investors, LLC.

10.	The investment adviser for Principal PVC Short–Term Income Account is now Principal Global Investors, LLC.

11.	The investment adviser for Principal PVC Income Account is now Principal Global Investors, LLC.

12.	The investment adviser for Principal PVC Government & High Quality Bond Account is now Principal Global Investors, LLC.

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If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.

Securities offered through Farmers Financial Solutions, LLC, 30801 Agoura Road, Building 1, Agoura Hills, California 91301. Member FINRA.